Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.38%
Aerospace & Defense–4.26%
Axon Enterprise, Inc.(b)	16,227	$11,645,144
General Electric Co.	45,313	13,631,057
Howmet Aerospace, Inc.(c)	54,998	10,792,257
		36,068,458
Application Software–3.35%
AppLovin Corp., Class A(b)	33,765	24,261,503
Palantir Technologies, Inc., Class A(b)	22,561	4,115,578
		28,377,081
Asset Management & Custody Banks–1.73%
BlackRock, Inc.	6,470	7,543,179
KKR & Co., Inc., Class A	54,968	7,143,092
		14,686,271
Automobile Manufacturers–2.23%
Ferrari N.V. (Italy)(c)	7,450	3,614,889
Tesla, Inc.(b)	34,422	15,308,152
		18,923,041
Automotive Retail–2.26%
AutoZone, Inc.(b)	1,979	8,490,385
Carvana Co.(b)	28,147	10,618,174
		19,108,559
Biotechnology–0.49%
AbbVie, Inc.	17,879	4,139,704
Broadline Retail–5.99%
Amazon.com, Inc.(b)	214,059	47,000,935
MercadoLibre, Inc. (Brazil)(b)	1,592	3,720,408
		50,721,343
Coal & Consumable Fuels–0.76%
Cameco Corp. (Canada)	76,355	6,403,130
Communications Equipment–2.12%
Arista Networks, Inc.(b)	123,165	17,946,372
Construction & Engineering–1.62%
Quanta Services, Inc.	33,015	13,682,076
Consumer Finance–1.08%
American Express Co.	27,470	9,124,435
Consumer Staples Merchandise Retail–0.80%
Costco Wholesale Corp.	7,315	6,770,983
Electrical Components & Equipment–1.10%
Vertiv Holdings Co., Class A	61,528	9,282,114
Electronic Components–1.10%
Amphenol Corp., Class A	75,223	9,308,846
Financial Exchanges & Data–0.32%
Nasdaq, Inc.	30,482	2,696,133
Health Care Distributors–0.97%
Cencora, Inc.	26,324	8,227,040
Shares		Value
Health Care Equipment–1.88%
Boston Scientific Corp.(b)	163,302	$15,943,174
Health Care REITs–1.01%
Welltower, Inc.	47,950	8,541,813
Heavy Electrical Equipment–1.65%
GE Vernova, Inc.	22,785	14,010,497
Hotels, Resorts & Cruise Lines–1.71%
Booking Holdings, Inc.	1,044	5,636,838
Royal Caribbean Cruises Ltd.	27,352	8,850,560
		14,487,398
Independent Power Producers & Energy Traders–0.68%
Vistra Corp.	29,442	5,768,277
Interactive Home Entertainment–0.53%
Take-Two Interactive Software, Inc.(b)(c)	17,411	4,498,306
Interactive Media & Services–10.18%
Alphabet, Inc., Class C	133,138	32,425,760
Meta Platforms, Inc., Class A	65,790	48,314,860
Reddit, Inc., Class A(b)(c)	23,927	5,502,971
		86,243,591
Internet Services & Infrastructure–3.96%
Cloudflare, Inc., Class A(b)	46,800	10,042,812
CoreWeave, Inc., Class A(b)	34,453	4,714,893
Shopify, Inc., Class A (Canada)(b)	42,616	6,333,164
Snowflake, Inc., Class A(b)	55,349	12,483,967
		33,574,836
Investment Banking & Brokerage–1.50%
Goldman Sachs Group, Inc. (The)	15,921	12,678,688
Movies & Entertainment–3.93%
Netflix, Inc.(b)	20,277	24,310,501
Spotify Technology S.A. (Sweden)(b)	12,832	8,956,736
		33,267,237
Property & Casualty Insurance–0.67%
Progressive Corp. (The)	22,953	5,668,243
Real Estate Services–0.88%
CBRE Group, Inc., Class A(b)	47,564	7,494,184
Restaurants–1.50%
DoorDash, Inc., Class A(b)	46,728	12,709,549
Semiconductor Materials & Equipment–0.52%
Lam Research Corp.	32,838	4,397,008
Semiconductors–20.36%
Broadcom, Inc.	126,275	41,659,385
Microchip Technology, Inc.	14,070	903,575
Monolithic Power Systems, Inc.(c)	8,251	7,596,201
NVIDIA Corp.	564,824	105,384,862
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	60,231	16,821,916
		172,365,939
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Shares		Value
Systems Software–11.45%
Microsoft Corp.	143,831	$74,497,267
Oracle Corp.	57,910	16,286,608
ServiceNow, Inc.(b)	6,717	6,181,521
		96,965,396
Technology Hardware, Storage & Peripherals–3.95%
Apple, Inc.	131,238	33,417,132
Transaction & Payment Processing Services–2.84%
Mastercard, Inc., Class A	30,233	17,196,833
Visa, Inc., Class A	19,972	6,818,041
		24,014,874
Total Common Stocks & Other Equity Interests (Cost $367,566,935)		841,511,728
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	1,461,433	1,461,433
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	2,714,090	2,714,090
Total Money Market Funds (Cost $4,175,523)		4,175,523
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $371,742,458)		845,687,251
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.23%
Invesco Private Government Fund, 4.14%(d)(e)(f)	7,602,662	$7,602,662
Invesco Private Prime Fund, 4.26%(d)(e)(f)	19,733,073	19,738,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,341,655)		27,341,655
TOTAL INVESTMENTS IN SECURITIES–103.10% (Cost $399,084,113)		873,028,906
OTHER ASSETS LESS LIABILITIES—(3.10)%		(26,288,819)
NET ASSETS–100.00%		$846,740,087
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$41,163,405	$(39,701,972)	$-	$-	$1,461,433	$60,818
Invesco Treasury Portfolio, Institutional Class	-	76,446,323	(73,732,233)	-	-	2,714,090	112,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,632,253	259,522,485	(253,552,076)	-	-	7,602,662	284,191*
Invesco Private Prime Fund	4,250,112	577,671,586	(562,180,920)	-	(1,785)	19,738,993	778,353*
Total	$5,882,365	$954,803,799	$(929,167,201)	$-	$(1,785)	$31,517,178	$1,235,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$841,511,728	$—	$—	$841,511,728
Money Market Funds	4,175,523	27,341,655	—	31,517,178
Total Investments	$845,687,251	$27,341,655	$—	$873,028,906
Invesco V.I. Discovery Large Cap Fund